AFL - CIO Western District Winter Meeting December 5, 2019 Investing in Ourselves: Harnessing Pension Capital for Real Estate Development and Union Job Creation

AFL - CIO Housing Investment Trust Investment Objective and Strategy OBJECTIVE: Generate competitive risk - adjusted fixed - income returns versus the Bloomberg Barclays U.S. Aggregate Bond Index while financing housing, including affordable and workforce housing, and creating union construction jobs STRATEGY: ▪ Construct and manage a portfolio with superior credit quality, higher yield, and similar interest rate risk relative to the Barclays Aggregate. ▪ Overweight government/agency multifamily mortgage - backed securities (MBS), which tend to provide an income advantage compared to other securities with comparable credit and interest rate risk.

AFL - CIO Housing Investment Trust Features of the HIT: Competitive Returns ▪ $6.6 billion investment grade fixed - income portfolio • Open - end institutional commingled mutual fund registered under Investment Company Act of 1940 and regulated under the federal securities laws administered by the U.S. Securities and Exchange Commission • Monthly unit valuation and income distribution – independent third party pricing ▪ Record of consistent and competitive returns • 25 out of 26 consecutive years outperforming its benchmark on a gross basis, 16 of those years on a net basis HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended October 31, 2019 was 10.97%, 3.04%, 3.09%, and 3.58%, respec tively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualiz ed. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the origin al cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month - end is av ailable from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performanc e figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses c an be found on page 1 of the HIT’s current prospectus.

AFL - CIO Housing Investment Trust Features of the HIT: 35 Years of Impact Investing* ▪ HIT Invested $8.4 billion nationally since inception in 1984 ▪ Financed 525 projects in 29 states and D.C. ▪ $15.5 billion of total development (combined HIT & third - party financing) Output Results (1984 - 2019) Total Number of Projects 525 Total Housing Units 115,484 (67% affordable) Total Jobs Created 184,783 Union Job Creation 171.9 Million Hours Construction Job Wages $6.1 Billion Total Economic Impact $30.8 Billion * Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - ou tput based on HIT and subsidiary Building America project data. Data current as of September 30, 2019. Economic impact data is in 2018 dollars and al l other figures are nominal.

AFL - CIO Housing Investment Trust History of the HIT ▪ Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965). ▪ Created by concept of George Meany, based on his discussions with Dr. Martin Luther King, Jr. ▪ 100 percent union labor requirement for all of its multifamily housing investments. Albert Shanker , president of the United Federation of Teachers from 1964 to 1985 and president of the American Federation of Teachers (AFT) from 1974 to 1997, pictured with George Meany. Photo Credit: Walter P. Reuther Library - Wayne State University Signing of the Housing Bill of 1965. Photo Credit: George Meany Memorial Archives

AFL - CIO Housing Investment Trust Our Vision ▪ Over the next 5 years, we will work to further differentiate the HIT and offer distinct value to our investors. ▪ We will seek to deploy more capital to Impact Investments with the objective of improving returns while creating more union jobs and affordable housing. ▪ Combined with renewed efforts to reduce our costs, we believe that the HIT will be positioned for success .

AFL - CIO Housing Investment Trust Cycle of Sustainable Investment HIT investments generate competitive returns Union pension funds invest in HIT HIT finances development projects through guaranteed securities Union workers contribute to pension funds Construction projects generate housing, jobs economic impact The HIT Investment Cycle 2 3 4 5 1

AFL - CIO Housing Investment Trust Competitive Returns and Collateral Benefits through Directly Sourced Multifamily Investments The HIT offers investors: ▪ Competitive Returns ▪ Low Credit Risk Investment ▪ Diversification ▪ Collateral Benefits: x Union Construction Jobs x Affordable Housing x Economic Impact

AFL - CIO Housing Investment Trust HIT Strategy: Community Impact Through Initiative Investing 1994 – 1999 Community Investment Demonstration Program 1995 – 2003 New Jersey Waterfront 2002 – Present New York City Community Investment Initiative 2009 – 2016 Construction Jobs Initiative (Including six projects in California, with TDC of $422 million) 2016 – Present MidWest@Work Investment Strategy

AFL - CIO Housing Investment Trust Investments in the Western Region Since Inception (1984 - 2018)* California Other Western Region TOTAL Western Region # of Projects 27 9 36 HIT Investment ($) $439.9 million $109.5million $549.4 million Total Development Cost ($) $759.9 million $237.4 million $997.3 million Union Construction Hours 10.1 million 2.1 million 12.2 million Housing Units 4,063 1,090 5,153 Total Economic Impact $1.7 billion $449.3 million $2.2 billion *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an inpu t - o utput based on HIT and subsidiary Building America project data. Data current as of September 30, 2019. Economic impact data is in 2018 dollars and al l other figures are nominal.

AFL - CIO Housing Investment Trust HIT Investments: New Construction The Civic – San Francisco, CA HIT Commitment $58,084,400 Total Development Cost $82,848,000 Total Housing Units 162 Estimated Union Job Hours 906,890 Potrero Launch – San Francisco, CA HIT Commitment $2,585,000 Total Development Cost $80,400,000 Total Housing Units 196 Estimated Union Job Hours 1,156,800 333 Harrison – San Francisco, CA HIT Commitment $70,001,400 Total Development Cost $105,000,000 Total Housing Units 326 Estimated Union Job Hours 1,464,530 Source: Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s affiliate, Building America. In 2017 dollars.

AFL - CIO Housing Investment Trust HIT Investments: Substantial Rehabilitation Casa del Pueblo – San Jose, CA HIT Commitment $24,982,000 Total Development Cost $62,613,100 Total Housing Units 165 Estimated Union Job Hours 513,280 Westmoreland’s Union Manor – Portland, OR HIT Commitment $25,927,400 Total Development Cost $59,954,300 Total Housing Units 300 Estimated Union Job Hours 588,740 Ya Po Ah Terrace – Eugene, OR HIT Commitment $15,284,300 Total Development Cost $61,405,400 Total Housing Units 221 Estimated Union Job Hours 314,250 Source: Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s affiliate, Building America. In 2017 dollars.

AFL - CIO Housing Investment Trust What Can Labor Do About Some of the West’s Most Pressing Problems? ▪ Lack of Affordable Housing ▪ Lack of Supportive Housing for the Homeless ▪ Development Sprawl, and the Need for Transit - Oriented Housing ▪ Lack of Workforce Housing ▪ Income Inequality

AFL - CIO Housing Investment Trust In Los Angeles, We Propose: ▪ Labor Build $1 billion of priority housing: • Affordable housing for low - income families • Supportive housing • Transit - oriented developments • Housing affordable to middle - income households ▪ Labor Invest $250 million of pension capital for these developments • HIT provides local impact, and national diversification ▪ Labor Provide Pre - apprenticeship Education, to prepare low - income residents for well - paying careers with benefits in growth industries: • Construction • Culinary/Hospitality • Entertainment/the Arts

AFL - CIO Housing Investment Trust Los Angeles Residential Public PLA Pipeline: >$1 billion ▪ City of Los Angeles – Proposition HHH PLA, Enacted 2018 • 16 PLA Projects have Prop. HHH money committed to date • 1,569 units • $661 million TDC ▪ Los Angeles County — RFPs on County - owned sites, beginning 2018 • 6 Projects with PLA required to date • Approximately 900 units • Approximately $450 million TDC ▪ Metro Joint Development — Expanded PLA, 2018 • 4 Projects subject to PLA • North Hollywood/Trammell Crow • Vermont & Santa Monica – 160 units, est. $80 million • Little Tokyo, Venice Sites in RFP

Investing in Ourselves: Harnessing Pension Capital for Real Estate Development and Union Job Creation AFL - CIO Housing Investment Trust Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www . aflcio - hit . com . The prospectus should be read carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind .